Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2021	December 31, 2020
Equipment	$69,336	$69,336
Warehouse equipment	61,070	61,070
Furniture and fixtures	512	512
Transportation equipment	63,784	63,784
Leasehold improvements	136,931	136,931
Construction in progress	126,116	-
Total property and equipment	457,749	331,633
Accumulated depreciation	(102,168)	(85,685)
Property and equipment, net	$355,581	$245,948

	December 31, 2020	December 31, 2019
Equipment	$69,336	$7,376
Warehouse equipment	61,070	29,188
Furniture and fixtures	512	512
Transportation equipment	63,784	63,784
Leasehold improvements	136,931	117,626
Total property and equipment	331,633	218,486
Accumulated depreciation	(85,685)	(32,880)
Property and equipment, net	$245,948	$185,606